ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Dec. 26, 2017 Vote $ / shares shares	Dec. 25, 2017 $ / shares	Jun. 30, 2018 shares	Jan. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥) shares	Oct. 31, 2017	Nov. 30, 2013 $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Ordinary Shares
Number of new shares issued (in shares) | shares							125,000,000
Par value of shares		$ 0.0001					$ 0.0001
Proceeds from initial public offering, net of issuance costs				$ 14,700	¥ 95,100					$ 100,100	¥ 651,250
Underwriting discounts and commissions								$ 5,585	¥ 38,399
Class A Ordinary Shares
Ordinary Shares
Number of new shares issued (in shares) | shares			27,000,000
Par value of shares		0.0001		$ 0.0001
Number of votes per share | Vote	1
Number of shares deemed issued | shares								10,603,832	10,603,832
Class B Ordinary Shares
Ordinary Shares
Par value of shares		$ 0.0001
Number of votes per share | Vote	10
Pre-IPO Class A Ordinary Shares
Ordinary Shares
Stock conversion basis		1				1
Pre-IPO Series of Preferred Shares
Ordinary Shares
Stock conversion basis		1				1
IPO
Ordinary Shares
Par value of shares		$ 0.0001
IPO | Class A Ordinary Shares
Ordinary Shares
Number of new shares issued (in shares) | shares	24,000,000			3,600,000	3,600,000
Price per share				$ 0.0001
IPO | ADS
Ordinary Shares
Number of new shares issued (in shares) | shares	12,000,000			1,800,000	1,800,000
Price per share	$ 9.00
Proceeds from initial public offering, net of issuance costs				$ 14,700	¥ 95,100
Total gross capital raise				$ 16,200	¥ 105,200